Shareholder's Equity - Organizational structure following our IPO (Detail) - shares	Jun. 30, 2018	May 25, 2018
Executive Officers
Shareholders' Equity
Percentage of combined voting power	15.20%
Current and Former Employees
Shareholders' Equity
Percentage of combined voting power	3.60%
EVO LLC
Shareholders' Equity
Number of units held	17,355,899
Ownership interest (as a percent)	21.70%
Class A Common Stock | Investors
Shareholders' Equity
Percentage ownership of common stock in Company	92.80%
Number of common shares held in Company	16,100,000
Class A Common Stock | Executive Officers
Shareholders' Equity
Percentage ownership of common stock in Company	0.90%
Number of common shares held in Company	134,707
Class A Common Stock | Current and Former Employees
Shareholders' Equity
Percentage ownership of common stock in Company	2.00%
Number of common shares held in Company	306,545
Class B Common Stock | Investors
Shareholders' Equity
Percentage of combined voting power	26.80%
Class C Common Stock | Executive Officers
Shareholders' Equity
Percentage ownership of common stock in Company	100.00%
Number of common shares held in Company	2,560,955
Class D Common Stock | Current and Former Employees
Shareholders' Equity
Percentage ownership of common stock in Company	7.60%
Number of common shares held in Company	1,843,677
Blueapple | Class B Common Stock
Shareholders' Equity
Percentage of combined voting power	15.90%	15.90%
MDP
Shareholders' Equity
Percentage of combined voting power	38.40%
MDP | Class A Common Stock
Shareholders' Equity
Percentage ownership of common stock in Company	3.80%
Number of common shares held in Company	652,500
MDP | Class D Common Stock
Shareholders' Equity
Percentage ownership of common stock in Company	92.40%
Number of common shares held in Company	22,461,478